Average Annual Total Returns - Hartford MidCap HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	25.10%	16.48%	14.07%	24.80%	16.19%	13.79%	13.66%	12.35%	11.51%